Trade and Other receivables	6 Months Ended
Jun. 30, 2020
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Trade and Other receivables
2.5.9 Trade and Other receivables

	As of June 30,	As of December 31,
(€‘000)	2020	2019
R&D Tax credit receivable	3 378	3 051

Total Non-current Grant receivables	3 378	3 051

Deposits	231	257

Total Other non-current assets	231	257

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Non-current trade receivables Mesoblast licence agreement	2 032	1 955
Net investment in Lease	343	477

Total Non-current Trade and Other receivables	2 375	2 432

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Trade receivables	451	156
Advance deposits	260	149
Net Investment in Lease	261	253
Other receivables	—	—

Total Trade and Other receivables	972	558

Current Grant receivables (RCAs)	272	693
Current Grant receivables (Others)	569	993

Total Current Grant receivables	841	1 686

Prepaid expenses	364	646
VAT receivable	430	356
Income and other tax receivables	140	251

Total Other current assets	934	1 253

Total Trade receivables, advances and other current assets	2 747	3 497

The trade and other receivables increased by €0.4 million, mainly explained by a trade receivable on the sales of equipment under a sale and leaseback agreement.
The decrease on current grant receivables for €0.8 million is primarily driven by cash proceeds received from the Walloon Region during the first half of 2020.
The decrease on other current assets as of June 30, 2020 compared to first half of 2019 for €0.3 million is primarily driven by the decrease on prepaid expenses on insurances.